Income(Loss) Per Share Data (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	704	1,095
E Ordinary shares undistributed income	2	4
Total undistributed income	706	1,099

Ordinary shares distributed income	193	89
E Ordinary shares distributed income	1	-
Total distributed income	194	89

Numerator - Net income

Attributable to Ordinary shares (1)	897	1,184
Attributable to E Ordinary shares	3	4
Total attributable to AngloGold Ashanti	900	1,188

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	897	1,184
Interest expense on convertible bonds	55	53
Amortization of issue cost and discount on convertible bonds	24	23
Fair value adjustment on convertible bonds included in income (2)	(170)	(200)
Income used in calculation of diluted earnings per ordinary share	806	1,060

Schedule of Weighted Average Number of Shares [Table Text Block]

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	382,593,036	381,471,126
Fully vested options (3)	1,706,404	1,447,478
Weighted average number of ordinary shares (1)	384,299,440	382,918,604

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,545,223	1,321,614
Dilutive potential of convertible bonds	33,524,615	33,524,615
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	419,369,278	417,764,833

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,541,262	2,958,298